Net Loss Per Share or Unit	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE OR UNIT	Net Loss Per Share or Unit
For the period from January 1, 2022 through January 26, 2022 (Predecessor), the basic net loss per unit attributable to members was calculated by dividing the net loss attributable to common equity holders by the weighted-average number of membership units. For the period from January 27, 2022 through December 31, 2022 (Successor) and the year ended December 31, 2023 (Successor), the basic net loss per share was calculated by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding. Basic and diluted net loss per share was calculated as follows (in thousands, except per share and per unit data):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Basic and diluted net loss per share
Net loss from continuing operations attributable to System1, Inc.	$(0.94)	$(3.19)	n/a
Net loss from discontinued operations, net of tax attributable to System1, Inc.	(1.54)	(0.51)	n/a
Basic and Diluted net loss per share	$(2.48)	$(3.70)	n/a
Numerator:
Net loss from continuing operations attributable to System1, Inc.	$(85,727)	$(284,522)	n/a
Net loss from discontinued operations, net of tax attributable to System1, Inc.	(141,494)	(45,870)	n/a
Net loss attributable to System1, Inc.	$(227,221)	$(330,392)	n/a
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	91,454	89,310	n/a
Basic and diluted net loss per unit	n/a	n/a	$(1.81)
Numerator:
Net loss	n/a	n/a	$(37,061)
Denominator:
Weighted-average membership units outstanding - basic and diluted	n/a	n/a	20,488
Shares of Class C common stock, RSUs and Public Warrants outstanding for the year December 31, 2023 (Successor), and the period from January 27, 2022 through December 31, 2022 (Successor), are considered potentially dilutive of the shares of Class A common stock and are included in the computation of diluted loss per share, except when the effect would be anti-dilutive. For the periods presented in the table above, a total of 16.8 million Public Warrants were excluded from the computation of net loss per share as the impact was anti-dilutive.
We do not consider unvested Class A common stock related to the Replacement Awards as outstanding for accounting purposes as they are subject to continued service requirements or contingencies. These shares are not included in the denominator of the net loss per share calculation until the employee provides the requisite service resulting in the vesting of the award or the contingency is removed, or upon termination of an employee at which point the common stock underlying award becomes issuable to the previous investors. Shares associated with the vested or forfeited Replacement Awards are deemed to be issued and outstanding for accounting purposes on the day of vesting or forfeiture.